Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares Participant) (Vanguard Long-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Annual Total Return
2013	(5.92%)
2012	12.29%
2011	15.90%